Financial risk management (Tables)	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2024
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	13,920	41,313	55,233	164,568	705,615
Other non-current financial liabilities (1)	—	—	12,529	9,589	941
Trade payables	163,954	118,045	—	—	—
Other current liabilities (2)	37,021	4,674	—	—	—
Accrued liabilities	27,122	21,593	—	—	—
Other current financial liabilities (4)	—	12,825	—	—	—
Total	242,017	198,450	67,762	174,157	706,556

As of March 31, 2023
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	565	81,321	20,761	740,837	—
Other non-current financial liabilities (1)	—	—	10,293	10,646	88
Trade payables	110,215	98,891	—	—	—
Other current liabilities (2)	20,678	1,279	—	—	—
Accrued liabilities (3)	33,581	14,820	—	—	—
Other current financial liabilities (4)	—	7,776	—	—	—
Total	165,039	204,087	31,054	751,483	88
(1)The line items “Loans and borrowings” and “Other non-current financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other current liabilities”; for further details on these excluded items see Note 33.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”; for further details on the excluded items see Note 34.
(4)The line item “Other current financial liabilities”, as presented in the table above, exclude EUR0.9 million of warrant liabilities outstanding (EUR11.4 million as of March 31, 2023) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future; for further details see Note 31.

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2024
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	13,920	41,313	55,233	164,568	705,615
Other non-current financial liabilities (1)	—	—	12,529	9,589	941
Trade payables	163,954	118,045	—	—	—
Other current liabilities (2)	37,021	4,674	—	—	—
Accrued liabilities	27,122	21,593	—	—	—
Other current financial liabilities (4)	—	12,825	—	—	—
Total	242,017	198,450	67,762	174,157	706,556

As of March 31, 2023
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	565	81,321	20,761	740,837	—
Other non-current financial liabilities (1)	—	—	10,293	10,646	88
Trade payables	110,215	98,891	—	—	—
Other current liabilities (2)	20,678	1,279	—	—	—
Accrued liabilities (3)	33,581	14,820	—	—	—
Other current financial liabilities (4)	—	7,776	—	—	—
Total	165,039	204,087	31,054	751,483	88
(1)The line items “Loans and borrowings” and “Other non-current financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other current liabilities”; for further details on these excluded items see Note 33.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”; for further details on the excluded items see Note 34.
(4)The line item “Other current financial liabilities”, as presented in the table above, exclude EUR0.9 million of warrant liabilities outstanding (EUR11.4 million as of March 31, 2023) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future; for further details see Note 31.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2023	240,546	(61,945)	(726,891)	(6,984)	(10,243)	(565,517)
Cash flows	(152,790)	61,324	729,000	10,711	—	648,245
New borrowings	—	—	(586,151)	—	—	(586,151)
New leases	—	—	—	(5,536)	(11,760)	(17,296)
Foreign exchange adjustments	(286)	—	—	122	114	(50)
Reclassification	—	(889)	889	(7,115)	7,115	—
Other changes	(8)	621	(4,825)	—	—	(4,212)
Net debt as of March 31, 2024	87,462	(889)	(587,978)	(8,802)	(14,774)	(524,981)

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2022	51,083	(676)	(722,554)	(10,538)	(11,319)	(694,004)
Cash flows	191,181	(59,384)	—	11,746	—	143,543
Borrowings from business acquisition	—	(642)	(2,594)	—	—	(3,236)
New leases	—	—	—	(403)	(6,322)	(6,725)
Foreign exchange adjustments	(2,360)	453	—	115	82	(1,710)
Reclassification	—	—	—	(7,904)	7,904	—
Other changes	642	(1,696)	(1,743)	—	(588)	(3,385)
Net debt as of March 31, 2023	240,546	(61,945)	(726,891)	(6,984)	(10,243)	(565,517)

Disclosure of Fair Value Measurement of Assets
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other current receivables - Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,512	—	—	2,512
- Other current receivables - Derivative financial instruments	—	—	—	—
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other current liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI	—	—
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,433	—	—	2,433
- Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	2,433	107	7,051	9,591
Liabilities
Financial liabilities at fair value through profit or loss	—	—	—	—
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839

Disclosure of Fair Value Measurement of Liabilities
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other current receivables - Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,512	—	—	2,512
- Other current receivables - Derivative financial instruments	—	—	—	—
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other current liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI	—	—
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,433	—	—	2,433
- Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	2,433	107	7,051	9,591
Liabilities
Financial liabilities at fair value through profit or loss	—	—	—	—
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839